SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Loans and Reserve for Unfunded Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loans [Abstract]
Delinquent period after which accrual of interest on loans is discontinued	90 days
Period within contractual due date after which a loan is considered to be past due	30 days
Period of principal or interest default after which loan is placed on nonaccrual status	90 days
Minimum sustained period of repayment performance after which loans are returned to accrual status	6 months
Period of no regularly scheduled payment after which loan is considered as uncollectible	4 months
Number of allocation segments into which allowance for loan losses is divided | Segment	3
Period of weighted average of net charge-offs used to determine historical loss percentages	5 years
Average loss period used to evaluate current losses and trends	2 years
Reserve for Unfunded Commitments [Abstract]
Reserve for unfunded commitments	$ 3,978	$ 3,599	$ 3,393
Unfunded Loan Commitment [Member]
Reserve for Unfunded Commitments [Abstract]
Credit conversion factor	10.00%
Reserve for unfunded commitments	$ 26	$ 28